Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Schedule of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content
The Group is subject to the following minimum guarantees relating to the content on its Service, the majority of which relate to minimum royalty payments associated with its license agreements for the use of licensed content, as at December 31:

	2021	2020	2019
	(in € millions)
Not later than one year	788	317	657
Later than one year but not more than 5 years	2,491	3,259	383
Total	3,279	3,576	1,040

Schedule of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancellable Agreements
In addition, the Group is subject to various non-cancelable purchase obligations and service agreements with minimum spend commitments, including a service agreement with Google for the use of Google Cloud Platform and certain podcast commitments as at December 31:

	2021	2020	2019
	(in € millions)
Not later than one year	362	279	56
Later than one year but not more than 5 years	435	619	144
Total	797	898	200